Preferred Shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Preferred Shares
Preferred Shares

9. Preferred Shares

Series G Preferred Shares

On July 13, 2021, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series G Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. Each shareholder of the Series G Preferred Shares, may, at any time, convert all or any part of the Series G Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.

Each Series G Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 80% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.75; however, in no event shall the conversion price be lower than $1.00 per share. The Series G Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.

On July 12, 2021, the Company entered into a Securities Purchase Agreement with two institutional investors (the “Purchasers”), for the issuance of an aggregate of $10.0 million worth of Series G Convertible Preferred Shares of the Company (the “Series G Preferred Shares”), and the issuance to the purchasers of an aggregate of 2,000,000 warrants to purchase common shares of the Company, which such warrants have a term of three years, and an exercise price of $4.00 per share. Until the Company obtains the approval of its shareholders to do so, (i) the Series G Preferred Shares can only be converted into a maximum of 4,400,000 common shares and (ii) the warrant may not be exercised.

During the nine months ended September 30, 2021, the Company has issued 3,272,728 common shares of the Company for the conversion of 9,000 Series G Preferred Shares. There are 1,000 Series G Preferred Shares outstanding at September 30, 2021.

Series E Preferred Shares

On September 17, 2020, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series E Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The shareholder of the Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.

Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share. The Series E Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.

On September 14, 2020, the Company entered into a Securities Purchase Agreement (“Westworld SPA”) with Westworld Financial Capital, LLC (“Westworld”) relating to the issuance and sale to the investor of 3,000 shares of the Company’s subsequently established Series E Convertible Preferred Shares in a private placement transaction for net proceeds of $2.7 million. The Company paid Torrington a business advisory fee of $240,000 related to this transaction. Under the Westworld SPA, the Company agreed to obtain the consent of Westworld for any additional financings by the Company.

On March 9, 2021, the Company and Westworld entered into an Amendment to the Westworld SPA and on March 23, 2021, the Company issued 250,000 common shares of the Company with a fair value of $653,000 to Westworld for the Company’s failure to file a timely registration statement required under the Westworld SPA. Such expense is included in interest income and other, net on the consolidated statement of operations.

On April 8, 2021, the Company was in default for failure to file a timely registration statement for the shares issued on March 9, 2021. As stated in the Amendment to the Westworld SPA, the Company incurs a penalty equal to 24.0% per annum on the additional common shares issued’s fair value of $653,000 until there is a registration statement filed or September 19, 2021.

During the nine months ended September 30, 2021, the Company has issued 2,456,918 common shares of the Company for the conversion of 3,000 Series E Preferred Shares. There are no Series E Preferred Shares outstanding at September 30, 2021.

Series D Preferred Shares

On May 6, 2020, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series D Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The Series D Preferred Shares are convertible into our common shares, at a conversion price equal to $0.65, subject to certain anti-dilution adjustments. Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.

On April 30, 2020, the Company entered into a Securities Purchase Agreement with two investors relating to the issuance and sale, in the aggregate, of 1,694,000 shares of the Company’s subsequently established Series D Preferred Shares, no par value and warrants to purchase up to 1,694,000 common shares of the Company in a private placement transaction, in exchange for the assignment to the Company by the investors of certain convertible promissory notes receivable held by the investors in an aggregate amount of $1.1 million. Subject to certain limitations, the warrants are exercisable at an exercise price equal to $0.92 per common share, subject to adjustments as provided under the terms of the warrants, and are exercisable for five years. The warrants include a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (assuming the conversion of all rights to receive common shares of the Company held by the warrant holder). The Series D Preferred Shares are convertible at the option of the holder, subject to certain conditions.

During the nine months ended September 30, 2021 and 2020, the Company issued common shares of the Company of 909,000 and 785,000, respectively, for the conversion of 909,000 and 785,000, Series D Preferred Shares, respectively. There are no Series D Preferred Shares outstanding at September 30, 2021.

Series C Preferred Shares

On October 30, 2019, the directors of the Company passed a resolution authorizing the filing of articles of amendment to create a series of preferred shares, being, an unlimited number of Series C Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. On November 6, 2019, the Company filed the Articles of Amendment to create the Series C Preferred Shares. Pursuant to the articles of amendment governing the rights and preferences of outstanding shares of Series C Preferred Shares, each preferred share, subject to prior shareholder approval, are convertible into our common shares, at a conversion rate in effect on the date of conversion. Overland, a former related party and the sole shareholder of the Series C Preferred Shares, agreed that it would not exercise its conversion right with respect to its Series C Preferred Shares until the earlier of (i) October 31, 2020 or (ii) such time that we file for bankruptcy or an involuntary petition for bankruptcy is filed against us (unless such petition is dismissed or discharged within 30 days).

On October 31, 2020, the Company received notification requesting conversion of the Series C Preferred Shares held by Overland. On March 3, 2021, the Company issued two investors in the aggregate 1,440,000 common shares for the conversion of all of the outstanding 1,600,000 Series C Preferred Shares. There are no Series C Preferred Shares outstanding at September 30, 2021.

Series B Preferred Shares

In July 2019, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series B Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. In July 2019, following the filing of the Articles of Amendment to create the Series B Preferred Shares, the Company entered into a share exchange agreement with FBC Holdings to exchange 6,500,000 Series A Preferred Shares held by FBC Holdings for 6,843,778 Series B Preferred Shares, which included accrued dividends. Pursuant to the terms of a waiver agreement entered into by FBC Holdings and the Company on April 8, 2021, FBC Holdings has irrevocably and unconditionally waived its ability, upon providing the Company with at least 61 days’ prior written notice, to increase or decrease the maximum percentage from the 9.99% threshold provided for in the Company’s articles of amendment governing the rights and preferences of outstanding shares of Series B Preferred Shares unless FBC Holdings obtains the Company’s prior written consent.

The Series B Preferred Shares (i) were convertible into the Company’s common shares, subject to prior shareholder approval, at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80, (ii) after November 13, 2020, fixed, preferential, cumulative cash dividends at the rate of 8.0% of the Series B Preferred Shares subscription price per year, and (iii) carry a liquidation preference equal to the subscription price per Series B Preferred Share plus any accrued and unpaid dividends. In August 2021, all of the Series B Preferred Shares were converted and the Company issued 2,639,542 common shares of the Company, including 107,481 common shares for satisfaction of outstanding accrued Series B Preferred dividends. There are no Series B Preferred Shares outstanding at September 30, 2021.

As of September 30, 2021 and December 31, 2020, accrued liabilities included $0 and $71,000, respectively, for related party preferred shares dividends. For the nine months ended September 30, 2021 and 2020, there were related party preferred dividends of $329,000 and $0, respectively.

Management has determined that the conversion terms of the outstanding Series G Preferred Shares do not cause the preferred shares to be treated as liability instruments, and accordingly such preferred shares are presented as equity instruments.

8.      Preferred Shares

Series E Preferred Shares

On September 17, 2020, the Company filed articles of amendment to create a fifth series of preferred shares, being, an unlimited number of Series E Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The shareholder of the Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.

Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average prices of the common shares during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share. The Series E Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.

On September 14, 2020, the Company entered into a Securities Purchase Agreement (“Westworld SPA”) with Westworld Financial Capital, LLC (“Westworld”), a beneficial owner, relating to the issuance and sale to the investor of 3,000 shares of the Company’s subsequently established Series E Preferred Shares in a private placement transaction for net proceeds of $2.7 million. On September 23, 2020, the Company entered into an amendment to the Westworld SPA. Under the amendment, Westworld and the Company agreed that to the extent Westworld converts any Series E Preferred Shares into common shares, such common shares shall be prohibited from being voted with respect to any proposal related to the transactions contemplated by the Westworld SPA, including any proposal seeking to obtain shareholder approval of the transactions contemplated by the Westworld SPA in accordance with Nasdaq rules. The Company paid a related party a business advisory fee of $240,000 related to this transaction.

On March 9, 2021, the Company and Westworld entered into an Amendment to the Westworld SPA and on March 23, 2021 the Company issued 250,000 common shares of the Company to Westworld for failure to file a timely registration statement required under the Westworld SPA. In addition, on March 9, 2021, the Company converted 300 Series E Preferred Shares and issued 197,798 common shares of the Company to Westworld.

Series D Preferred Shares

On May 6, 2020, the Company filed articles of amendment to create a fourth series of preferred shares, being, an unlimited number of Series D Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The Series D Preferred Shares are convertible into our common shares, at a conversion price equal to $0.65, subject to certain anti-dilution adjustments. Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.

On April 30, 2020, the Company entered into a Securities Purchase Agreement with two investors (the “Purchasers“) relating to the issuance and sale, in the aggregate, of 1,694,000 shares (the “Shares“) of the Company’s subsequently established Series D Preferred Shares, no par value and warrants to purchase up to 1,694,000 common shares of the Company in a private placement transaction, in exchange for the assignment to the Company by the investors two convertible notes receivable in the name of Rainmaker held by the investors in an aggregate amount of $1.1 million. The warrants are exercisable at an exercise price equal to $0.92 per common share, subject to adjustments as provided under the terms of the warrants, and are exercisable for a five year period. The warrants include a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (i.e., assuming the conversion of all rights to receive common shares of the Company held by the warrant holder). The Series D Preferred Shares are convertible at the option of the holder, subject to certain conditions.

During the year ended December 31, 2020, the Company converted 785,000 shares of the Series D Preferred Shares and issued 785,000 common shares of the Company. As a result of the conversion, one of the Purchasers, Gora Consulting Corp. (“Gora”) is classified as a related party of the Company. Gora participated in the Securities Purchase Agreement by acquiring 847,000 Shares and warrants to purchase 847,000 common shares, in exchange for the assignment to the Company certain promissory notes receivable held by Gora in an aggregate amount of $550,000. During the year ended December 31, 2020, Gora converted 485,000 Series D Preferred Shares and was issued 485,000 common shares of the Company. In addition, on April 21, 2020, the sole owner of Gora entered into a share purchase agreement with an employee of the Company and acquired 211,745 common shares of the Company.

In the first quarter of 2021, the Company converted 895,000 Series D Preferred Shares and issued 895,000 common shares of the Company, which included Gora’s 348,000 Series D Preferred Shares and Gora was issued 348,000 common shares of the Company.

Series C Preferred Shares

On October 30, 2019, the directors of the Company passed a resolution authorizing the filing of articles of amendment to create a third series of preferred shares, being, an unlimited number of Series C Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. On November 6, 2019, the Company filed the Articles of Amendment to create the Series C Preferred Shares. Pursuant to the articles of amendment governing the rights and preferences of outstanding shares of Series C Preferred Shares, each preferred share are convertible into our common shares, at a conversion rate in effect on the date of conversion. Overland, a related party and the sole shareholder of the Series C Preferred Shares, agreed that it would not exercise its conversion right with respect to its Series C Preferred Shares until the earlier of (i) October 31, 2020 and (ii) such time that we file for bankruptcy or an involuntary petition for bankruptcy is filed against us (unless such petition is dismissed or discharged within 30 days) provided that after such conversion the common shares issuable, together with the aggregate common shares held by Overland would not exceed 19.9% of the total number of outstanding common shares of the Company. At December 31, 2020, the Company has issued and outstanding 1,600,000 Series C Preferred Shares of the Company valued at $1.00 per share.

On October 31, 2020, the Company received notification requesting conversion of the Series C Preferred Shares held by Overland. On March 3, 2021, the Company converted 1,600,000 Series C Preferred Shares and issued two investors in the aggregate 1,440,000 common shares; (i) SBC Investments Ltd. (“SBC”) was issued 720,000 common shares, which Kathryn Fell is sole owner of SBC and has voting power over these common shares; and (ii) Tyrell Global Acquisitions Inc. (“Tyrell”) was issued 720,000 common shares, which Gordon McWilliams is sole owner of Tyrell and has voting power over these common shares.

Series B Preferred Shares

In July 2019, the Company filed of articles of amendment to create a second series of preferred shares, being, an unlimited number of Series B Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. In July 2019, following the filing of the Articles of Amendment to create the Series B Preferred Shares, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with FBC Holdings to exchange 6,500,000 Series A Preferred Shares held by FBC Holdings for 6,500,000 Series B Preferred Shares. On July 14, 2020, the Company entered into a lock-up agreement (the “Lock-up Agreement”) with FBC Holdings with respect to the Series B Preferred Shares of the Company owned by FBC Holdings. Pursuant to the terms of the Lock-up Agreement, FBC Holdings has agreed that for the period of time between (a) July 14, 2020 and (b) the earlier to occur of (i) April 30, 2021 and (ii) the date that is 180 days after a Change of Control (as defined in the Lock-up Agreement), it will not without the prior written consent of the Company convert any of the Series B Preferred Shares into common shares of the Company.

The Series B Preferred Shares (i) are convertible into the Company’s common shares at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80, (ii) after November 13, 2020, fixed, preferential, cumulative cash dividends at the rate of 8.0% of the Series B Preferred Shares subscription price per year, and (iii) carry a liquidation preference equal to the subscription price per Series B Preferred Share plus any accrued and unpaid dividends.

In August 2019, the Company issued 343,778 Series B Preferred Shares with a fair value of $343,778 to FBC Holdings in satisfaction of accrued dividends at such date.

Management has determined that the conversion terms of the Series B Preferred Shares, Series C Preferred Shares, Series D Preferred Shares and Series E Preferred Shares do not cause the preferred shares to be treated as liability instruments, and accordingly such preferred shares are presented as equity instruments.

For the years ended December 31, 2020 and 2019, there was related party interest expense of $142,000 and $292,000, respectively, related to preferred shares dividends.